Operating Segments Operating Segments Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 2,904	$ 3,161
Segment EBITDA	214	379	492
Non-cash charges	(3)	(8)	(7)
Restructuring and other costs - including management fees	(47)	(39)	(27)
Total adjustments	(50)	(47)	(34)
Interest expense, net	(277)	(256)	(249)
Income Tax Expense (Benefit)	(8)	(27)	2
Other Depreciation and Amortization	(187)	(197)	(197)
Loss on extinguishment and exchange of debt	(57)	7	(78)
Net Income (Loss) Attributable to Momentive Performance Materials Inc	(365)	(141)	(64)
Silicones [Member]
Segment Reporting Information [Line Items]
Assets	2,615	2,833
Segment EBITDA	206	291	433
Other Depreciation and Amortization	(162)	(170)	(169)
Quartz [Member]
Segment Reporting Information [Line Items]
Assets	256	293
Segment EBITDA	44	101	92
Other Depreciation and Amortization	(25)	(27)	(28)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Assets	33	35
Segment EBITDA	$ (36)	$ (13)	$ (33)